Fair Value Financial Assets Liabilities (Details) - USD ($)		12 Months Ended
		Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
Assets, Fair Value Disclosure
Other Temporary Investments		$ 234,700,000		$ 268,400,000
Risk Management Assets
Derivative Assets		632,900,000		467,400,000
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts		3,341,200,000		3,867,000,000
Total Assets		4,208,800,000		4,646,500,000
Liabilities, Fair Value Disclosure
Derivative Liabilities		490,400,000		305,800,000
Changes in the Fair Value of Net Trading Derivatives and Other Investments
Beginning Balance		103,100,000		113,300,000		$ 109,900,000
Realized Gain (Loss) Included in Net Income (or Changes in Net Assets)	[1],[2]	69,500,000		48,600,000		39,500,000
Unrealized Gain (Loss) Included in Net Income (or Changes in Net Assets) Relating to Assets Still Held at the Reporting Date	[1]	(34,900,000)		(45,200,000)		35,300,000
Realized and Unrealized Gains (Losses) Included in Other Comprehensive Income	[3]	9,600,000		24,200,000		13,800,000
Settlements		(154,600,000)		(89,000,000.0)		(113,100,000)
Transfers into Level 3	[4],[5]	1,700,000		(3,800,000)		(3,800,000)
Transfers out of Level 3	[5]	100,000		(34,400,000)		5,600,000
Changes in Fair Value Allocated to Regulated Jurisdiction	[6]	165,900,000		89,400,000		26,100,000
Ending Balance		160,400,000		103,100,000		113,300,000
Other [Member]
Assets, Fair Value Disclosure
Other Temporary Investments		9,000,000.0		10,000,000.0
Risk Management Assets
Derivative Assets		(1,264,300,000)		(685,600,000)
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts		9,900,000		7,000,000.0
Total Assets		(1,245,400,000)		(668,600,000)
Liabilities, Fair Value Disclosure
Derivative Liabilities		(784,700,000)		(426,300,000)
Level 1 [Member]
Assets, Fair Value Disclosure
Other Temporary Investments		225,700,000		258,400,000
Risk Management Assets
Derivative Assets		15,000,000.0		7,400,000
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts		2,142,600,000		2,619,600,000
Total Assets		2,383,300,000		2,914,200,000
Liabilities, Fair Value Disclosure
Derivative Liabilities		21,800,000		5,300,000
Level 2 [Member]
Assets, Fair Value Disclosure
Other Temporary Investments		0		0
Risk Management Assets
Derivative Assets		1,541,100,000		893,700,000
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts		1,188,700,000		1,240,400,000
Total Assets		2,729,800,000		2,149,000,000
Liabilities, Fair Value Disclosure
Derivative Liabilities		1,072,600,000		578,000,000.0
Level 3 [Member]
Assets, Fair Value Disclosure
Other Temporary Investments		0		0
Risk Management Assets
Derivative Assets		341,100,000		251,900,000
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts		0		0
Total Assets		341,100,000		251,900,000
Liabilities, Fair Value Disclosure
Derivative Liabilities		180,700,000		148,800,000
2022 [Member] | Level 1 [Member]
Fair Value Measurements 1 (Textuals)
Maturity Of Net Fair Value Of Risk Management Contracts Prior to Cash Collateral, Assets/Liabilities				1,000,000
2022 [Member] | Level 2 [Member]
Fair Value Measurements 1 (Textuals)
Maturity Of Net Fair Value Of Risk Management Contracts Prior to Cash Collateral, Assets/Liabilities				42,000,000
2022 [Member] | Level 3 [Member]
Fair Value Measurements 1 (Textuals)
Maturity Of Net Fair Value Of Risk Management Contracts Prior to Cash Collateral, Assets/Liabilities				82,000,000
2023 [Member] | Level 1 [Member]
Fair Value Measurements 1 (Textuals)
Maturity Of Net Fair Value Of Risk Management Contracts Prior to Cash Collateral, Assets/Liabilities		(7,000,000)
2023 [Member] | Level 2 [Member]
Fair Value Measurements 1 (Textuals)
Maturity Of Net Fair Value Of Risk Management Contracts Prior to Cash Collateral, Assets/Liabilities		182,000,000
2023 [Member] | Level 3 [Member]
Fair Value Measurements 1 (Textuals)
Maturity Of Net Fair Value Of Risk Management Contracts Prior to Cash Collateral, Assets/Liabilities		128,000,000
2023 - 2025 [Member] | Level 1 [Member]
Fair Value Measurements 1 (Textuals)
Maturity Of Net Fair Value Of Risk Management Contracts Prior to Cash Collateral, Assets/Liabilities				1,000,000
2023 - 2025 [Member] | Level 2 [Member]
Fair Value Measurements 1 (Textuals)
Maturity Of Net Fair Value Of Risk Management Contracts Prior to Cash Collateral, Assets/Liabilities				109,000,000
2023 - 2025 [Member] | Level 3 [Member]
Fair Value Measurements 1 (Textuals)
Maturity Of Net Fair Value Of Risk Management Contracts Prior to Cash Collateral, Assets/Liabilities				10,000,000
2024 - 2026 [Member] | Level 2 [Member]
Fair Value Measurements 1 (Textuals)
Maturity Of Net Fair Value Of Risk Management Contracts Prior to Cash Collateral, Assets/Liabilities		134,000,000
2024 - 2026 [Member] | Level 3 [Member]
Fair Value Measurements 1 (Textuals)
Maturity Of Net Fair Value Of Risk Management Contracts Prior to Cash Collateral, Assets/Liabilities		6,000,000
2026 - 2027 [Member] | Level 2 [Member]
Fair Value Measurements 1 (Textuals)
Maturity Of Net Fair Value Of Risk Management Contracts Prior to Cash Collateral, Assets/Liabilities				10,000,000
2026 - 2027 [Member] | Level 3 [Member]
Fair Value Measurements 1 (Textuals)
Maturity Of Net Fair Value Of Risk Management Contracts Prior to Cash Collateral, Assets/Liabilities				9,000,000
2027-2028 [Member] | Level 2 [Member]
Fair Value Measurements 1 (Textuals)
Maturity Of Net Fair Value Of Risk Management Contracts Prior to Cash Collateral, Assets/Liabilities		10,000,000
2027-2028 [Member] | Level 3 [Member]
Fair Value Measurements 1 (Textuals)
Maturity Of Net Fair Value Of Risk Management Contracts Prior to Cash Collateral, Assets/Liabilities		6,000,000
2028 - 2033 [Member] | Level 2 [Member]
Fair Value Measurements 1 (Textuals)
Maturity Of Net Fair Value Of Risk Management Contracts Prior to Cash Collateral, Assets/Liabilities				3,000,000
2028 - 2033 [Member] | Level 3 [Member]
Fair Value Measurements 1 (Textuals)
Maturity Of Net Fair Value Of Risk Management Contracts Prior to Cash Collateral, Assets/Liabilities				(17,000,000)
2029 - 2033 [Member] | Level 2 [Member]
Fair Value Measurements 1 (Textuals)
Maturity Of Net Fair Value Of Risk Management Contracts Prior to Cash Collateral, Assets/Liabilities		1,000,000
2029 - 2033 [Member] | Level 3 [Member]
Fair Value Measurements 1 (Textuals)
Maturity Of Net Fair Value Of Risk Management Contracts Prior to Cash Collateral, Assets/Liabilities		(5,000,000)
Risk Management Commodity Contracts [Member]
Risk Management Assets
Derivative Assets	[7]	315,400,000	[8]	245,800,000	[9]
Liabilities, Fair Value Disclosure
Derivative Liabilities	[7]	339,800,000	[8]	254,800,000	[9]
Risk Management Commodity Contracts [Member] | Other [Member]
Risk Management Assets
Derivative Assets	[7]	(1,211,500,000)	[8]	(643,900,000)	[9]
Liabilities, Fair Value Disclosure
Derivative Liabilities	[7]	(731,900,000)	[8]	(384,600,000)	[9]
Risk Management Commodity Contracts [Member] | Level 1 [Member]
Risk Management Assets
Derivative Assets	[7]	15,000,000.0	[8]	7,400,000	[9]
Liabilities, Fair Value Disclosure
Derivative Liabilities	[7]	21,800,000	[8]	5,300,000	[9]
Risk Management Commodity Contracts [Member] | Level 2 [Member]
Risk Management Assets
Derivative Assets	[7]	1,197,500,000	[8]	649,600,000	[9]
Liabilities, Fair Value Disclosure
Derivative Liabilities	[7]	870,900,000	[8]	485,900,000	[9]
Risk Management Commodity Contracts [Member] | Level 3 [Member]
Risk Management Assets
Derivative Assets	[7]	314,400,000	[8]	232,700,000	[9]
Liabilities, Fair Value Disclosure
Derivative Liabilities	[7]	179,000,000.0	[8]	148,200,000	[9]
Energy Contracts [Member] | Level 3 [Member]
Risk Management Assets
Derivative Assets		204,000,000.0		164,400,000
Liabilities, Fair Value Disclosure
Derivative Liabilities		167,400,000		135,300,000
Energy Contracts [Member] | Level 3 [Member] | Low [Member]
Level 3 Quantitative Information
Fair Value Significant Unobservable Input Price Per Unit	[10]	2.91		10.30
Energy Contracts [Member] | Level 3 [Member] | High [Member]
Level 3 Quantitative Information
Fair Value Significant Unobservable Input Price Per Unit	[10]	187.34		76.70
Energy Contracts [Member] | Level 3 [Member] | Weighted Average [Member]
Level 3 Quantitative Information
Fair Value Significant Unobservable Input Price Per Unit	[10],[11]	49.14		37.11
Natural Gas Contracts [Member] | Level 3 [Member]
Risk Management Assets
Derivative Assets				3,600,000
Liabilities, Fair Value Disclosure
Derivative Liabilities				0
Natural Gas Contracts [Member] | Level 3 [Member] | Low [Member]
Level 3 Quantitative Information
Fair Value Significant Unobservable Input Price Per Unit	[12]			3.11
Natural Gas Contracts [Member] | Level 3 [Member] | High [Member]
Level 3 Quantitative Information
Fair Value Significant Unobservable Input Price Per Unit	[12]			4.02
Natural Gas Contracts [Member] | Level 3 [Member] | Weighted Average [Member]
Level 3 Quantitative Information
Fair Value Significant Unobservable Input Price Per Unit	[11],[12]			3.47
FTRs [Member] | Level 3 [Member]
Risk Management Assets
Derivative Assets		137,100,000		83,900,000
Liabilities, Fair Value Disclosure
Derivative Liabilities		13,300,000		13,500,000
FTRs [Member] | Level 3 [Member] | Low [Member]
Level 3 Quantitative Information
Fair Value Significant Unobservable Input Price Per Unit	[10]	(36.45)		(23.93)
FTRs [Member] | Level 3 [Member] | High [Member]
Level 3 Quantitative Information
Fair Value Significant Unobservable Input Price Per Unit	[10]	20.72		26.38
FTRs [Member] | Level 3 [Member] | Weighted Average [Member]
Level 3 Quantitative Information
Fair Value Significant Unobservable Input Price Per Unit	[10],[11]	1.18		0.86
Commodity Hedges [Member]
Risk Management Assets
Derivative Assets	[7]	306,500,000		220,400,000
Liabilities, Fair Value Disclosure
Derivative Liabilities	[7]	23,200,000		12,900,000
Commodity Hedges [Member] | Other [Member]
Risk Management Assets
Derivative Assets	[7]	(52,800,000)		(41,700,000)
Liabilities, Fair Value Disclosure
Derivative Liabilities	[7]	(52,800,000)		(41,700,000)
Commodity Hedges [Member] | Level 1 [Member]
Risk Management Assets
Derivative Assets	[7]	0		0
Liabilities, Fair Value Disclosure
Derivative Liabilities	[7]	0		0
Commodity Hedges [Member] | Level 2 [Member]
Risk Management Assets
Derivative Assets	[7]	332,600,000		242,900,000
Liabilities, Fair Value Disclosure
Derivative Liabilities	[7]	74,300,000		54,000,000.0
Commodity Hedges [Member] | Level 3 [Member]
Risk Management Assets
Derivative Assets	[7]	26,700,000		19,200,000
Liabilities, Fair Value Disclosure
Derivative Liabilities	[7]	1,700,000		600,000
Interest Rate Foreign Currency Hedges [Member]
Risk Management Assets
Derivative Assets		11,000,000.0
Interest Rate Foreign Currency Hedges [Member] | Other [Member]
Risk Management Assets
Derivative Assets		0
Interest Rate Foreign Currency Hedges [Member] | Level 1 [Member]
Risk Management Assets
Derivative Assets		0
Interest Rate Foreign Currency Hedges [Member] | Level 2 [Member]
Risk Management Assets
Derivative Assets		11,000,000.0
Interest Rate Foreign Currency Hedges [Member] | Level 3 [Member]
Risk Management Assets
Derivative Assets		0
Fair Value Hedges [Member]
Risk Management Assets
Derivative Assets				1,200,000
Liabilities, Fair Value Disclosure
Derivative Liabilities		127,400,000		38,100,000
Fair Value Hedges [Member] | Other [Member]
Risk Management Assets
Derivative Assets				0
Liabilities, Fair Value Disclosure
Derivative Liabilities		0		0
Fair Value Hedges [Member] | Level 1 [Member]
Risk Management Assets
Derivative Assets				0
Liabilities, Fair Value Disclosure
Derivative Liabilities		0		0
Fair Value Hedges [Member] | Level 2 [Member]
Risk Management Assets
Derivative Assets				1,200,000
Liabilities, Fair Value Disclosure
Derivative Liabilities		127,400,000		38,100,000
Fair Value Hedges [Member] | Level 3 [Member]
Risk Management Assets
Derivative Assets				0
Liabilities, Fair Value Disclosure
Derivative Liabilities		0		0
Other Investments [Member]
Risk Management Assets
Derivative Assets	[13]			43,700,000
Other Investments [Member] | Other [Member]
Risk Management Assets
Derivative Assets	[13]			0
Other Investments [Member] | Level 1 [Member]
Risk Management Assets
Derivative Assets	[13]			28,800,000
Other Investments [Member] | Level 2 [Member]
Risk Management Assets
Derivative Assets	[13]			14,900,000
Other Investments [Member] | Level 3 [Member]
Risk Management Assets
Derivative Assets	[13]			0
AEP Texas Inc. [Member]
Assets, Fair Value Disclosure
Cash and Cash Equivalents		32,700,000		30,400,000
Spent Nuclear Fuel and Decommissioning Trusts
Total Assets				30,400,000
AEP Texas Inc. [Member] | Other [Member]
Assets, Fair Value Disclosure
Cash and Cash Equivalents		0		0
Spent Nuclear Fuel and Decommissioning Trusts
Total Assets				(600,000)
AEP Texas Inc. [Member] | Level 1 [Member]
Assets, Fair Value Disclosure
Cash and Cash Equivalents		32,700,000		30,400,000
Spent Nuclear Fuel and Decommissioning Trusts
Total Assets				30,400,000
AEP Texas Inc. [Member] | Level 2 [Member]
Assets, Fair Value Disclosure
Cash and Cash Equivalents		0		0
Spent Nuclear Fuel and Decommissioning Trusts
Total Assets				600,000
AEP Texas Inc. [Member] | Level 3 [Member]
Assets, Fair Value Disclosure
Cash and Cash Equivalents		0		0
Spent Nuclear Fuel and Decommissioning Trusts
Total Assets				0
AEP Texas Inc. [Member] | Risk Management Commodity Contracts [Member]
Risk Management Assets
Derivative Assets				0
AEP Texas Inc. [Member] | Risk Management Commodity Contracts [Member] | Other [Member]
Risk Management Assets
Derivative Assets				(600,000)
AEP Texas Inc. [Member] | Risk Management Commodity Contracts [Member] | Level 1 [Member]
Risk Management Assets
Derivative Assets				0
AEP Texas Inc. [Member] | Risk Management Commodity Contracts [Member] | Level 2 [Member]
Risk Management Assets
Derivative Assets				600,000
AEP Texas Inc. [Member] | Risk Management Commodity Contracts [Member] | Level 3 [Member]
Risk Management Assets
Derivative Assets				0
Appalachian Power Co [Member]
Assets, Fair Value Disclosure
Cash and Cash Equivalents		14,400,000		17,600,000
Spent Nuclear Fuel and Decommissioning Trusts
Total Assets		83,500,000		59,600,000
Changes in the Fair Value of Net Trading Derivatives and Other Investments
Beginning Balance		41,700,000		19,300,000		37,700,000
Realized Gain (Loss) Included in Net Income (or Changes in Net Assets)	[1],[2]	3,000,000.0		8,300,000		13,200,000
Unrealized Gain (Loss) Included in Net Income (or Changes in Net Assets) Relating to Assets Still Held at the Reporting Date	[1]	0		0		0
Realized and Unrealized Gains (Losses) Included in Other Comprehensive Income	[3]	0		0		0
Settlements		(44,700,000)		(28,000,000.0)		(51,600,000)
Transfers into Level 3	[4],[5]	0		0		0
Transfers out of Level 3	[5]	0		0		700,000
Changes in Fair Value Allocated to Regulated Jurisdiction	[6]	69,100,000		42,100,000		19,300,000
Ending Balance		69,100,000		41,700,000		19,300,000
Appalachian Power Co [Member] | Other [Member]
Assets, Fair Value Disclosure
Cash and Cash Equivalents		0		0
Spent Nuclear Fuel and Decommissioning Trusts
Total Assets		(1,000,000.0)		(5,800,000)
Appalachian Power Co [Member] | Level 1 [Member]
Assets, Fair Value Disclosure
Cash and Cash Equivalents		14,400,000		17,600,000
Spent Nuclear Fuel and Decommissioning Trusts
Total Assets		14,400,000		17,600,000
Appalachian Power Co [Member] | Level 2 [Member]
Assets, Fair Value Disclosure
Cash and Cash Equivalents		0		0
Spent Nuclear Fuel and Decommissioning Trusts
Total Assets		700,000		5,800,000
Appalachian Power Co [Member] | Level 3 [Member]
Assets, Fair Value Disclosure
Cash and Cash Equivalents		0		0
Risk Management Assets
Derivative Assets				42,000,000.0
Spent Nuclear Fuel and Decommissioning Trusts
Total Assets		69,400,000		42,000,000.0
Liabilities, Fair Value Disclosure
Derivative Liabilities				300,000
Appalachian Power Co [Member] | Risk Management Commodity Contracts [Member]
Risk Management Assets
Derivative Assets	[7],[14]	69,100,000		42,000,000.0
Liabilities, Fair Value Disclosure
Derivative Liabilities	[7],[14]	3,500,000		800,000
Appalachian Power Co [Member] | Risk Management Commodity Contracts [Member] | Other [Member]
Risk Management Assets
Derivative Assets	[7],[14]	(1,000,000.0)		(5,800,000)
Liabilities, Fair Value Disclosure
Derivative Liabilities	[7],[14]	(1,400,000)		(6,700,000)
Appalachian Power Co [Member] | Risk Management Commodity Contracts [Member] | Level 1 [Member]
Risk Management Assets
Derivative Assets	[7],[14]	0		0
Liabilities, Fair Value Disclosure
Derivative Liabilities	[7],[14]	0		0
Appalachian Power Co [Member] | Risk Management Commodity Contracts [Member] | Level 2 [Member]
Risk Management Assets
Derivative Assets	[7],[14]	700,000		5,800,000
Liabilities, Fair Value Disclosure
Derivative Liabilities	[7],[14]	4,600,000		7,200,000
Appalachian Power Co [Member] | Risk Management Commodity Contracts [Member] | Level 3 [Member]
Risk Management Assets
Derivative Assets	[7],[14]	69,400,000		42,000,000.0
Liabilities, Fair Value Disclosure
Derivative Liabilities	[7],[14]	300,000		300,000
Appalachian Power Co [Member] | Energy Contracts [Member] | Level 3 [Member]
Risk Management Assets
Derivative Assets				0
Liabilities, Fair Value Disclosure
Derivative Liabilities				300,000
Appalachian Power Co [Member] | Energy Contracts [Member] | Level 3 [Member] | Low [Member]
Level 3 Quantitative Information
Fair Value Significant Unobservable Input Price Per Unit	[10]			32.20
Appalachian Power Co [Member] | Energy Contracts [Member] | Level 3 [Member] | High [Member]
Level 3 Quantitative Information
Fair Value Significant Unobservable Input Price Per Unit	[10]			56.54
Appalachian Power Co [Member] | Energy Contracts [Member] | Level 3 [Member] | Weighted Average [Member]
Level 3 Quantitative Information
Fair Value Significant Unobservable Input Price Per Unit	[10],[11]			44.77
Appalachian Power Co [Member] | FTRs [Member] | Level 3 [Member]
Risk Management Assets
Derivative Assets		69,400,000		42,000,000.0
Liabilities, Fair Value Disclosure
Derivative Liabilities		300,000		0
Appalachian Power Co [Member] | FTRs [Member] | Level 3 [Member] | Low [Member]
Level 3 Quantitative Information
Fair Value Significant Unobservable Input Price Per Unit	[10]	(2.82)		(0.30)
Appalachian Power Co [Member] | FTRs [Member] | Level 3 [Member] | High [Member]
Level 3 Quantitative Information
Fair Value Significant Unobservable Input Price Per Unit	[10]	18.88		26.38
Appalachian Power Co [Member] | FTRs [Member] | Level 3 [Member] | Weighted Average [Member]
Level 3 Quantitative Information
Fair Value Significant Unobservable Input Price Per Unit	[10],[11]	3.89		2.63
Indiana Michigan Power Co [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts		3,341,200,000		3,867,000,000
Total Assets		3,356,600,000		3,870,300,000
Changes in the Fair Value of Net Trading Derivatives and Other Investments
Beginning Balance		(700,000)		2,100,000		5,800,000
Realized Gain (Loss) Included in Net Income (or Changes in Net Assets)	[1],[2]	3,700,000		(100,000)		2,500,000
Unrealized Gain (Loss) Included in Net Income (or Changes in Net Assets) Relating to Assets Still Held at the Reporting Date	[1]	0		0		0
Realized and Unrealized Gains (Losses) Included in Other Comprehensive Income	[3]	0		0		0
Settlements		(3,000,000.0)		(2,200,000)		(8,600,000)
Transfers into Level 3	[4],[5]	0		0		0
Transfers out of Level 3	[5]	0		0		400,000
Changes in Fair Value Allocated to Regulated Jurisdiction	[6]	4,600,000		(500,000)		2,000,000.0
Ending Balance		4,600,000		(700,000)		2,100,000
Indiana Michigan Power Co [Member] | Other [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts		9,900,000		7,000,000.0
Total Assets		8,700,000		(1,100,000)
Indiana Michigan Power Co [Member] | Level 1 [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts		2,142,600,000		2,619,600,000
Total Assets		2,142,600,000		2,619,600,000
Indiana Michigan Power Co [Member] | Level 2 [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts		1,188,700,000		1,240,400,000
Total Assets		1,200,000,000		1,244,200,000
Indiana Michigan Power Co [Member] | Level 3 [Member]
Risk Management Assets
Derivative Assets				7,600,000
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts		0		0
Total Assets		5,300,000		7,600,000
Liabilities, Fair Value Disclosure
Derivative Liabilities				8,300,000
Indiana Michigan Power Co [Member] | Risk Management Commodity Contracts [Member]
Risk Management Assets
Derivative Assets	[7],[14]	15,400,000		3,300,000
Liabilities, Fair Value Disclosure
Derivative Liabilities	[7],[14]	0		5,000,000.0
Indiana Michigan Power Co [Member] | Risk Management Commodity Contracts [Member] | Other [Member]
Risk Management Assets
Derivative Assets	[7],[14]	(1,200,000)		(8,100,000)
Liabilities, Fair Value Disclosure
Derivative Liabilities	[7],[14]	(1,300,000)		(10,000,000.0)
Indiana Michigan Power Co [Member] | Risk Management Commodity Contracts [Member] | Level 1 [Member]
Risk Management Assets
Derivative Assets	[7],[14]	0		0
Liabilities, Fair Value Disclosure
Derivative Liabilities	[7],[14]	0		0
Indiana Michigan Power Co [Member] | Risk Management Commodity Contracts [Member] | Level 2 [Member]
Risk Management Assets
Derivative Assets	[7],[14]	11,300,000		3,800,000
Liabilities, Fair Value Disclosure
Derivative Liabilities	[7],[14]	600,000		6,700,000
Indiana Michigan Power Co [Member] | Risk Management Commodity Contracts [Member] | Level 3 [Member]
Risk Management Assets
Derivative Assets	[7],[14]	5,300,000		7,600,000
Liabilities, Fair Value Disclosure
Derivative Liabilities	[7],[14]	700,000		8,300,000
Indiana Michigan Power Co [Member] | Energy Contracts [Member] | Level 3 [Member]
Risk Management Assets
Derivative Assets				0
Liabilities, Fair Value Disclosure
Derivative Liabilities				200,000
Indiana Michigan Power Co [Member] | Energy Contracts [Member] | Level 3 [Member] | Low [Member]
Level 3 Quantitative Information
Fair Value Significant Unobservable Input Price Per Unit	[10]			32.20
Indiana Michigan Power Co [Member] | Energy Contracts [Member] | Level 3 [Member] | High [Member]
Level 3 Quantitative Information
Fair Value Significant Unobservable Input Price Per Unit	[10]			56.54
Indiana Michigan Power Co [Member] | Energy Contracts [Member] | Level 3 [Member] | Weighted Average [Member]
Level 3 Quantitative Information
Fair Value Significant Unobservable Input Price Per Unit	[10],[11]			44.77
Indiana Michigan Power Co [Member] | FTRs [Member] | Level 3 [Member]
Risk Management Assets
Derivative Assets		5,300,000		7,600,000
Liabilities, Fair Value Disclosure
Derivative Liabilities		700,000		8,100,000
Indiana Michigan Power Co [Member] | FTRs [Member] | Level 3 [Member] | Low [Member]
Level 3 Quantitative Information
Fair Value Significant Unobservable Input Price Per Unit	[10]	0.16		(5.45)
Indiana Michigan Power Co [Member] | FTRs [Member] | Level 3 [Member] | High [Member]
Level 3 Quantitative Information
Fair Value Significant Unobservable Input Price Per Unit	[10]	18.79		17.78
Indiana Michigan Power Co [Member] | FTRs [Member] | Level 3 [Member] | Weighted Average [Member]
Level 3 Quantitative Information
Fair Value Significant Unobservable Input Price Per Unit	[10],[11]	1.23		(0.12)
Ohio Power Co [Member]
Changes in the Fair Value of Net Trading Derivatives and Other Investments
Beginning Balance		(92,500,000)		(110,300,000)		(103,600,000)
Realized Gain (Loss) Included in Net Income (or Changes in Net Assets)	[1],[2]	6,500,000		2,400,000		(1,600,000)
Unrealized Gain (Loss) Included in Net Income (or Changes in Net Assets) Relating to Assets Still Held at the Reporting Date	[1]	0		0		0
Realized and Unrealized Gains (Losses) Included in Other Comprehensive Income	[3]	0		0		0
Settlements		300,000		6,300,000		8,900,000
Transfers into Level 3	[4],[5]	0		0		0
Transfers out of Level 3	[5]	0		0		0
Changes in Fair Value Allocated to Regulated Jurisdiction	[6]	45,700,000		9,100,000		(14,000,000.0)
Ending Balance		(40,000,000.0)		(92,500,000)		(110,300,000)
Ohio Power Co [Member] | Risk Management Commodity Contracts [Member]
Risk Management Assets
Derivative Assets	[7],[14]	0		0
Liabilities, Fair Value Disclosure
Derivative Liabilities	[7],[14]	39,700,000		92,500,000
Ohio Power Co [Member] | Risk Management Commodity Contracts [Member] | Other [Member]
Risk Management Assets
Derivative Assets	[7],[14]	0		(500,000)
Liabilities, Fair Value Disclosure
Derivative Liabilities	[7],[14]	(300,000)		0
Ohio Power Co [Member] | Risk Management Commodity Contracts [Member] | Level 1 [Member]
Risk Management Assets
Derivative Assets	[7],[14]	0		0
Liabilities, Fair Value Disclosure
Derivative Liabilities	[7],[14]	0		0
Ohio Power Co [Member] | Risk Management Commodity Contracts [Member] | Level 2 [Member]
Risk Management Assets
Derivative Assets	[7],[14]	0		500,000
Liabilities, Fair Value Disclosure
Derivative Liabilities	[7],[14]	0		0
Ohio Power Co [Member] | Risk Management Commodity Contracts [Member] | Level 3 [Member]
Risk Management Assets
Derivative Assets	[7],[14]	0		0
Liabilities, Fair Value Disclosure
Derivative Liabilities	[7],[14]	40,000,000.0		92,500,000
Ohio Power Co [Member] | Energy Contracts [Member] | Level 3 [Member]
Risk Management Assets
Derivative Assets		0		0
Liabilities, Fair Value Disclosure
Derivative Liabilities		40,000,000.0		92,500,000
Ohio Power Co [Member] | Energy Contracts [Member] | Level 3 [Member] | Low [Member]
Level 3 Quantitative Information
Fair Value Significant Unobservable Input Price Per Unit	[10]	2.91		14.26
Ohio Power Co [Member] | Energy Contracts [Member] | Level 3 [Member] | High [Member]
Level 3 Quantitative Information
Fair Value Significant Unobservable Input Price Per Unit	[10]	187.34		52.98
Ohio Power Co [Member] | Energy Contracts [Member] | Level 3 [Member] | Weighted Average [Member]
Level 3 Quantitative Information
Fair Value Significant Unobservable Input Price Per Unit	[10],[11]	48.76		30.68
Public Service Co Of Oklahoma [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Total Assets	[7],[14]	25,300,000
Changes in the Fair Value of Net Trading Derivatives and Other Investments
Beginning Balance		12,100,000		10,300,000		15,800,000
Realized Gain (Loss) Included in Net Income (or Changes in Net Assets)	[1],[2]	24,200,000		16,100,000		11,900,000
Unrealized Gain (Loss) Included in Net Income (or Changes in Net Assets) Relating to Assets Still Held at the Reporting Date	[1]	0		0		0
Realized and Unrealized Gains (Losses) Included in Other Comprehensive Income	[3]	0		0		0
Settlements		(36,300,000)		(26,400,000)		(27,600,000)
Transfers into Level 3	[4],[5]	0		0		0
Transfers out of Level 3	[5]	0		0		0
Changes in Fair Value Allocated to Regulated Jurisdiction	[6]	23,700,000		12,100,000		10,200,000
Ending Balance		23,700,000		12,100,000		10,300,000
Public Service Co Of Oklahoma [Member] | Other [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Total Assets	[7],[14]	(300,000)
Public Service Co Of Oklahoma [Member] | Level 1 [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Total Assets	[7],[14]	0
Public Service Co Of Oklahoma [Member] | Level 2 [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Total Assets	[7],[14]	1,600,000
Public Service Co Of Oklahoma [Member] | Level 3 [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Total Assets	[7],[14]	24,000,000.0
Public Service Co Of Oklahoma [Member] | Risk Management Commodity Contracts [Member]
Risk Management Assets
Derivative Assets		25,300,000		12,100,000	[7],[14]
Liabilities, Fair Value Disclosure
Derivative Liabilities	[7],[14]	1,600,000		3,700,000
Public Service Co Of Oklahoma [Member] | Risk Management Commodity Contracts [Member] | Other [Member]
Risk Management Assets
Derivative Assets		1,300,000		(400,000)	[7],[14]
Liabilities, Fair Value Disclosure
Derivative Liabilities	[7],[14]	(400,000)		(100,000)
Public Service Co Of Oklahoma [Member] | Risk Management Commodity Contracts [Member] | Level 1 [Member]
Risk Management Assets
Derivative Assets		0		0	[7],[14]
Liabilities, Fair Value Disclosure
Derivative Liabilities	[7],[14]	0		0
Public Service Co Of Oklahoma [Member] | Risk Management Commodity Contracts [Member] | Level 2 [Member]
Risk Management Assets
Derivative Assets		0		300,000	[7],[14]
Liabilities, Fair Value Disclosure
Derivative Liabilities	[7],[14]	1,700,000		3,700,000
Public Service Co Of Oklahoma [Member] | Risk Management Commodity Contracts [Member] | Level 3 [Member]
Risk Management Assets
Derivative Assets		24,000,000.0		12,200,000	[7],[14]
Liabilities, Fair Value Disclosure
Derivative Liabilities	[7],[14]	300,000		100,000
Public Service Co Of Oklahoma [Member] | FTRs [Member] | Level 3 [Member]
Risk Management Assets
Derivative Assets		24,000,000.0		12,200,000
Liabilities, Fair Value Disclosure
Derivative Liabilities		300,000		100,000
Public Service Co Of Oklahoma [Member] | FTRs [Member] | Level 3 [Member] | Low [Member]
Level 3 Quantitative Information
Fair Value Significant Unobservable Input Price Per Unit	[10]	(36.45)		(18.39)
Public Service Co Of Oklahoma [Member] | FTRs [Member] | Level 3 [Member] | High [Member]
Level 3 Quantitative Information
Fair Value Significant Unobservable Input Price Per Unit	[10]	3.40		1.87
Public Service Co Of Oklahoma [Member] | FTRs [Member] | Level 3 [Member] | Weighted Average [Member]
Level 3 Quantitative Information
Fair Value Significant Unobservable Input Price Per Unit	[10],[11]	(7.55)		(2.57)
Public Service Co Of Oklahoma [Member] | Interest Rate Foreign Currency Hedges [Member]
Risk Management Assets
Derivative Assets		0
Public Service Co Of Oklahoma [Member] | Interest Rate Foreign Currency Hedges [Member] | Other [Member]
Risk Management Assets
Derivative Assets		(1,600,000)
Public Service Co Of Oklahoma [Member] | Interest Rate Foreign Currency Hedges [Member] | Level 1 [Member]
Risk Management Assets
Derivative Assets		0
Public Service Co Of Oklahoma [Member] | Interest Rate Foreign Currency Hedges [Member] | Level 2 [Member]
Risk Management Assets
Derivative Assets		1,600,000
Public Service Co Of Oklahoma [Member] | Interest Rate Foreign Currency Hedges [Member] | Level 3 [Member]
Risk Management Assets
Derivative Assets		0
Southwestern Electric Power Co [Member]
Changes in the Fair Value of Net Trading Derivatives and Other Investments
Beginning Balance		10,900,000		1,600,000		1,400,000
Realized Gain (Loss) Included in Net Income (or Changes in Net Assets)	[1],[2]	35,800,000		9,500,000		2,800,000
Unrealized Gain (Loss) Included in Net Income (or Changes in Net Assets) Relating to Assets Still Held at the Reporting Date	[1]	0		0		0
Realized and Unrealized Gains (Losses) Included in Other Comprehensive Income	[3]	0		0		0
Settlements		(45,000,000.0)		(15,500,000)		(6,600,000)
Transfers into Level 3	[4],[5]	0		0		0
Transfers out of Level 3	[5]	6,900,000		0		0
Changes in Fair Value Allocated to Regulated Jurisdiction	[6]	5,600,000		15,300,000		4,000,000.0
Ending Balance		14,200,000		10,900,000		$ 1,600,000
Southwestern Electric Power Co [Member] | Level 3 [Member]
Risk Management Assets
Derivative Assets				11,000,000.0
Liabilities, Fair Value Disclosure
Derivative Liabilities				100,000
Southwestern Electric Power Co [Member] | Risk Management Commodity Contracts [Member]
Risk Management Assets
Derivative Assets	[7],[14]	16,400,000		10,900,000
Liabilities, Fair Value Disclosure
Derivative Liabilities	[7],[14]	1,400,000		2,100,000
Southwestern Electric Power Co [Member] | Risk Management Commodity Contracts [Member] | Other [Member]
Risk Management Assets
Derivative Assets	[7],[14]	(400,000)		(400,000)
Liabilities, Fair Value Disclosure
Derivative Liabilities	[7],[14]	(600,000)		(100,000)
Southwestern Electric Power Co [Member] | Risk Management Commodity Contracts [Member] | Level 1 [Member]
Risk Management Assets
Derivative Assets	[7],[14]	0		0
Liabilities, Fair Value Disclosure
Derivative Liabilities	[7],[14]	0		0
Southwestern Electric Power Co [Member] | Risk Management Commodity Contracts [Member] | Level 2 [Member]
Risk Management Assets
Derivative Assets	[7],[14]	2,200,000		300,000
Liabilities, Fair Value Disclosure
Derivative Liabilities	[7],[14]	1,600,000		2,100,000
Southwestern Electric Power Co [Member] | Risk Management Commodity Contracts [Member] | Level 3 [Member]
Risk Management Assets
Derivative Assets	[7],[14]	14,600,000		11,000,000.0
Liabilities, Fair Value Disclosure
Derivative Liabilities	[7],[14]	400,000		100,000
Southwestern Electric Power Co [Member] | Natural Gas Contracts [Member] | Level 3 [Member]
Risk Management Assets
Derivative Assets				3,600,000
Liabilities, Fair Value Disclosure
Derivative Liabilities				0
Southwestern Electric Power Co [Member] | Natural Gas Contracts [Member] | Level 3 [Member] | Low [Member]
Level 3 Quantitative Information
Fair Value Significant Unobservable Input Price Per Unit	[12]			3.11
Southwestern Electric Power Co [Member] | Natural Gas Contracts [Member] | Level 3 [Member] | High [Member]
Level 3 Quantitative Information
Fair Value Significant Unobservable Input Price Per Unit	[12]			4.02
Southwestern Electric Power Co [Member] | Natural Gas Contracts [Member] | Level 3 [Member] | Weighted Average [Member]
Level 3 Quantitative Information
Fair Value Significant Unobservable Input Price Per Unit	[11],[12]			3.47
Southwestern Electric Power Co [Member] | FTRs [Member] | Level 3 [Member]
Risk Management Assets
Derivative Assets		14,600,000		7,400,000
Liabilities, Fair Value Disclosure
Derivative Liabilities		400,000		100,000
Southwestern Electric Power Co [Member] | FTRs [Member] | Level 3 [Member] | Low [Member]
Level 3 Quantitative Information
Fair Value Significant Unobservable Input Price Per Unit	[10]	(36.45)		(18.39)
Southwestern Electric Power Co [Member] | FTRs [Member] | Level 3 [Member] | High [Member]
Level 3 Quantitative Information
Fair Value Significant Unobservable Input Price Per Unit	[10]	3.40		1.87
Southwestern Electric Power Co [Member] | FTRs [Member] | Level 3 [Member] | Weighted Average [Member]
Level 3 Quantitative Information
Fair Value Significant Unobservable Input Price Per Unit	[10],[11]	(7.55)		(2.57)
Cash [Member]
Assets, Fair Value Disclosure
Cash and Cash Equivalents		47,100,000		48,000,000.0
Other Temporary Investments	[15]	47,100,000		48,000,000.0
Cash [Member] | Other [Member]
Assets, Fair Value Disclosure
Cash and Cash Equivalents		0		0
Cash [Member] | Level 1 [Member]
Assets, Fair Value Disclosure
Cash and Cash Equivalents		47,100,000		48,000,000.0
Cash [Member] | Level 2 [Member]
Assets, Fair Value Disclosure
Cash and Cash Equivalents		0		0
Cash [Member] | Level 3 [Member]
Assets, Fair Value Disclosure
Cash and Cash Equivalents		0		0
Other Cash Deposits [Member]
Assets, Fair Value Disclosure
Other Temporary Investments	[16]	9,000,000.0		10,000,000.0
Other Cash Deposits [Member] | Other [Member]
Assets, Fair Value Disclosure
Other Temporary Investments	[16]	9,000,000.0		10,000,000.0
Other Cash Deposits [Member] | Level 1 [Member]
Assets, Fair Value Disclosure
Other Temporary Investments		0		0
Other Cash Deposits [Member] | Level 2 [Member]
Assets, Fair Value Disclosure
Other Temporary Investments		0		0
Other Cash Deposits [Member] | Level 3 [Member]
Assets, Fair Value Disclosure
Other Temporary Investments		0		0
Mutual Funds Fixed Income [Member]
Assets, Fair Value Disclosure
Other Temporary Investments	[17]	144,100,000		154,800,000
Mutual Funds Fixed Income [Member] | Other [Member]
Assets, Fair Value Disclosure
Other Temporary Investments		0		0
Mutual Funds Fixed Income [Member] | Level 1 [Member]
Assets, Fair Value Disclosure
Other Temporary Investments		144,100,000		154,800,000
Mutual Funds Fixed Income [Member] | Level 2 [Member]
Assets, Fair Value Disclosure
Other Temporary Investments		0		0
Mutual Funds Fixed Income [Member] | Level 3 [Member]
Assets, Fair Value Disclosure
Other Temporary Investments		0		0
Mutual Funds Equity [Member]
Assets, Fair Value Disclosure
Other Temporary Investments	[18]	34,500,000		55,600,000
Mutual Funds Equity [Member] | Other [Member]
Assets, Fair Value Disclosure
Other Temporary Investments	[18]	0		0
Mutual Funds Equity [Member] | Level 1 [Member]
Assets, Fair Value Disclosure
Other Temporary Investments	[18]	34,500,000		55,600,000
Mutual Funds Equity [Member] | Level 2 [Member]
Assets, Fair Value Disclosure
Other Temporary Investments	[18]	0		0
Mutual Funds Equity [Member] | Level 3 [Member]
Assets, Fair Value Disclosure
Other Temporary Investments	[18]	0		0
Cash and Cash Equivalents [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	[19]	21,200,000		84,700,000
Cash and Cash Equivalents [Member] | Other [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	[19]	9,900,000		7,000,000.0
Cash and Cash Equivalents [Member] | Level 1 [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	[19]	11,300,000		77,700,000
Cash and Cash Equivalents [Member] | Level 2 [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	[19]	0		0
Cash and Cash Equivalents [Member] | Level 3 [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	[19]	0		0
Cash and Cash Equivalents [Member] | Indiana Michigan Power Co [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	[19]	21,200,000		84,700,000
Cash and Cash Equivalents [Member] | Indiana Michigan Power Co [Member] | Other [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	[19]	9,900,000		7,000,000.0
Cash and Cash Equivalents [Member] | Indiana Michigan Power Co [Member] | Level 1 [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	[19]	11,300,000		77,700,000
Cash and Cash Equivalents [Member] | Indiana Michigan Power Co [Member] | Level 2 [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	[19]	0		0
Cash and Cash Equivalents [Member] | Indiana Michigan Power Co [Member] | Level 3 [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	[19]	0		0
US Government Agencies Debt Securities [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts		1,123,800,000		1,156,400,000
US Government Agencies Debt Securities [Member] | Other [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts		0		0
US Government Agencies Debt Securities [Member] | Level 1 [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts		0		0
US Government Agencies Debt Securities [Member] | Level 2 [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts		1,123,800,000		1,156,400,000
US Government Agencies Debt Securities [Member] | Level 3 [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts		0		0
US Government Agencies Debt Securities [Member] | Indiana Michigan Power Co [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts		1,123,800,000		1,156,400,000
US Government Agencies Debt Securities [Member] | Indiana Michigan Power Co [Member] | Other [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts		0		0
US Government Agencies Debt Securities [Member] | Indiana Michigan Power Co [Member] | Level 1 [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts		0		0
US Government Agencies Debt Securities [Member] | Indiana Michigan Power Co [Member] | Level 2 [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts		1,123,800,000		1,156,400,000
US Government Agencies Debt Securities [Member] | Indiana Michigan Power Co [Member] | Level 3 [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts		0		0
Corporate Debt Securities [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts		61,600,000		76,700,000
Corporate Debt Securities [Member] | Other [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts		0		0
Corporate Debt Securities [Member] | Level 1 [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts		0		0
Corporate Debt Securities [Member] | Level 2 [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts		61,600,000		76,700,000
Corporate Debt Securities [Member] | Level 3 [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts		0		0
Corporate Debt Securities [Member] | Indiana Michigan Power Co [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts		61,600,000		76,700,000
Corporate Debt Securities [Member] | Indiana Michigan Power Co [Member] | Other [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts		0		0
Corporate Debt Securities [Member] | Indiana Michigan Power Co [Member] | Level 1 [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts		0		0
Corporate Debt Securities [Member] | Indiana Michigan Power Co [Member] | Level 2 [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts		61,600,000		76,700,000
Corporate Debt Securities [Member] | Indiana Michigan Power Co [Member] | Level 3 [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts		0		0
State and Local Jurisdiction
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts		3,300,000		7,300,000
State and Local Jurisdiction | Other [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts		0		0
State and Local Jurisdiction | Level 1 [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts		0		0
State and Local Jurisdiction | Level 2 [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts		3,300,000		7,300,000
State and Local Jurisdiction | Level 3 [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts		0		0
State and Local Jurisdiction | Indiana Michigan Power Co [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts		3,300,000		7,300,000
State and Local Jurisdiction | Indiana Michigan Power Co [Member] | Other [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts		0		0
State and Local Jurisdiction | Indiana Michigan Power Co [Member] | Level 1 [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts		0		0
State and Local Jurisdiction | Indiana Michigan Power Co [Member] | Level 2 [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts		3,300,000		7,300,000
State and Local Jurisdiction | Indiana Michigan Power Co [Member] | Level 3 [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts		0		0
Fixed Income Funds [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts		1,188,700,000		1,240,400,000
Fixed Income Funds [Member] | Other [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts		0		0
Fixed Income Funds [Member] | Level 1 [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts		0		0
Fixed Income Funds [Member] | Level 2 [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts		1,188,700,000		1,240,400,000
Fixed Income Funds [Member] | Level 3 [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts		0		0
Fixed Income Funds [Member] | Indiana Michigan Power Co [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts		1,188,700,000		1,240,400,000
Fixed Income Funds [Member] | Indiana Michigan Power Co [Member] | Other [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts		0		0
Fixed Income Funds [Member] | Indiana Michigan Power Co [Member] | Level 1 [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts		0		0
Fixed Income Funds [Member] | Indiana Michigan Power Co [Member] | Level 2 [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts		1,188,700,000		1,240,400,000
Fixed Income Funds [Member] | Indiana Michigan Power Co [Member] | Level 3 [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts		0		0
Domestic [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	[18]	2,131,300,000		2,541,900,000
Domestic [Member] | Other [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	[18]	0		0
Domestic [Member] | Level 1 [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	[18]	2,131,300,000		2,541,900,000
Domestic [Member] | Level 2 [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	[18]	0		0
Domestic [Member] | Level 3 [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	[18]	0		0
Domestic [Member] | Indiana Michigan Power Co [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	[18]	2,131,300,000		2,541,900,000
Domestic [Member] | Indiana Michigan Power Co [Member] | Other [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	[18]	0		0
Domestic [Member] | Indiana Michigan Power Co [Member] | Level 1 [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	[18]	2,131,300,000		2,541,900,000
Domestic [Member] | Indiana Michigan Power Co [Member] | Level 2 [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	[18]	0		0
Domestic [Member] | Indiana Michigan Power Co [Member] | Level 3 [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	[18]	$ 0		$ 0

[1]	Included in revenues on the statements of income.
[2]	Represents the change in fair value between the beginning of the reporting period and the settlement of the risk management commodity contract.
[3]	Included in cash flow hedges on the statements of comprehensive income.
[4]	Represents existing assets or liabilities that were previously categorized as Level 2.
[5]	Transfers are recognized based on their value at the beginning of the reporting period that the transfer occurred.
[6]	Relates to the net gains (losses) of those contracts that are not reflected on the statements of income. These changes in fair value are recorded as regulatory liabilities for net gains and as regulatory assets for net losses or accounts payable.
[7]	Amounts in “Other” column primarily represent counterparty netting of risk management and hedging contracts and associated cash collateral under the accounting guidance for “Derivatives and Hedging.”
[8]	The December 31, 2022 maturities of the net fair value of risk management contracts prior to cash collateral, assets/(liabilities), were as follows: Level 1 matures $(7) million in 2023; Level 2 matures $182 million in 2023, $134 million in periods 2024-2026, $10 million in periods 2027-2028 and $1 million in periods 2029-2033; Level 3 matures $128 million in 2023, $6 million in periods 2024-2026, $6 million in periods 2027-2028 and $(5) million in periods 2029-2033. Risk management commodity contracts are substantially comprised of power contracts.
[9]	The December 31, 2021 maturities of the net fair value of risk management contracts prior to cash collateral, assets/(liabilities), were as follows: Level 1 matures $1 million in 2022 and $1 million in periods 2023-2025; Level 2 matures $42 million in 2022, $109 million in periods 2023-2025; $10 million in periods 2026-2027 and $3 million in periods 2028-2033; Level 3 matures $82 million in 2022, $10 million in periods 2023-2025, $9 million in periods 2026-2027 and $(17) million in periods 2028-2033. Risk management commodity contracts are substantially comprised of power contracts.
[10]	Represents market prices in dollars per MWh.
[11]	The weighted-average is the product of the forward market price of the underlying commodity and volume weighted by term.
[12]	Represents market prices in dollars per MMBtu.
[13]	See “Warrants Held in Investee” section of Note 10 in the 2021 Annual Report for additional information.
[14]	Substantially comprised of power contracts for the Registrant Subsidiaries.
[15]	Primarily represents amounts held for the repayment of debt.
[16]	Amounts in “Other” column primarily represent cash deposits in bank accounts with financial institutions or third-parties. Level 1 and Level 2 amounts primarily represent investments in money market funds.
[17]	Primarily short and intermediate maturities which may be sold and do not contain maturity dates.
[18]	Amounts represent publicly-traded equity securities and equity-based mutual funds.
[19]	Amounts in “Other” column primarily represent accrued interest receivables from financial institutions. Level 1 amounts primarily represent investments in money market funds.